Derivative Instruments and Hedging Activities (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Feb. 13, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Aug. 31, 2012
Derivatives, Fair Value [Line Items]
Payments for bond hedge options					$ 56,200
Repayments of Debt	$ 292,000
Proceedsfrom2017bondhegdessettlement	10,000
Non Cash Adjustment Derivative Fair Value				$ 12,022	(2,000)
Derivative, Cost of Hedge				(144,843)	0
Amortization of Debt Discount (Premium)		$ 500	$ 2,300	2,400	6,900
2017 Notes Hedges [Member]
Derivatives, Fair Value [Line Items]
Notes Hedges		0		0		$ 80,000
Notes Conversion Derivative		8,143		8,143		$ 76,000
Derivative, Gain (Loss) on Derivative, Net		0	(12,000)	(10,236)	(6,000)
2017 Notes Conversion Derivative [Member]
Derivatives, Fair Value [Line Items]
Debt Discount at Time of Issuance							$ 48,100
Repayments of Debt				240,000
Derivative, Gain (Loss) on Derivative, Net		4,407	11,000	18,705	4,000
2020 Notes Hedges [Member]
Derivatives, Fair Value [Line Items]
Notes Hedges		102,226		102,226
Derivative, Gain (Loss) on Derivative, Net		(42,617)		(21,512)
2020 Conversion Derivative [Member]
Derivatives, Fair Value [Line Items]
Debt Discount at Time of Issuance	149,800
Notes Conversion Derivative		103,615		103,615
Derivative, Gain (Loss) on Derivative, Net		46,169		21,757
2017 Change in Derivative Fair Value [Member]
Derivatives, Fair Value [Line Items]
Non Cash Adjustment Derivative Fair Value		(4,407)	$ 1,000	(8,469)	$ 2,000
2020 Change in Derivative Fair Value [Member]
Derivatives, Fair Value [Line Items]
Non Cash Adjustment Derivative Fair Value		(245)		(3,552)
2020convertibledebt [Member]
Derivatives, Fair Value [Line Items]
Proceeds from Issuance of Debt	613,000
Amortization of Debt Discount (Premium)		$ 6,100		$ 15,400
2020 Notes Hedges [Member]
Derivatives, Fair Value [Line Items]
Derivative, Cost of Hedge	$ 144,800